Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill
	December 31,	December 31,
	2016	2015
	(in thousands)
Opening goodwill	$588,434	$463,324
Current year acquisitions (note 4 (a))	34,576	133,123
Prior period acquisition (note 4(b))	7,689	4,418
Foreign exchange movement	(14,611)	(12,431)
Closing goodwill	$616,088	$588,434

Clinical Research Management Inc.
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The table following summarizes the Company's provisional estimates of the fair values of the assets acquired and liabilities assumed:

September 15,
2016
(in thousands)
Cash	$3,168
Property, plant and equipment	939
Goodwill*	34,576
Intangible assets**	8,644
Accounts receivable	11,725
Unbilled revenue	2,814
Prepayments and other current assets	1,673
Accounts payable	(621)
Other liabilities	(4,515)
Non-current other liabilities	(7)

Net assets acquired	$58,396
Cash consideration	52,396
Contingent consideration	$6,000
Net purchase consideration	$58,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible.
**The Company has made an initial estimate of separate intangible assets (comprised of customer relationships and order book) acquired of $8.6 million. This assessment is under review and will be finalized within 12 months of the date of acquisition.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the ClinicalRM acquisition if completed on January 1, 2015 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2016 and December 31, 2015 as follows:
	Year Ended
	December 31,
	2016	2015
	(in thousands)
Net revenue	$1,713,245	$1,639,085
Net income	$266,148	$244,167
Basic earnings per share	$4.82	$4.16
Diluted earnings per share	$4.72	$4.05

PMG
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The acquisition of PMG has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The table following summarizes the fair values of the assets acquired and liabilities assumed;

December 4,
2015
(in thousands)
Cash	$194
Property, plant and equipment	712
Goodwill*	48,728
Customer lists	6,938
Order backlog	2,948
Accounts receivable	11,597
Prepayments and other current assets	1,329
Accounts payable	(530)
Other liabilities	(3,456)
Non-current deferred tax liability	(3,106)
Net assets acquired	65,354

Cash consideration	53,681
Other liabilities assumed	10,060
Working capital adjustment	1,613
Total cash outflows	65,354

*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. In finalizing the goodwill on acquisition of PMG in the twelve month period from acquisition, fair value adjustments were made to deferred tax liabilities ($3.1 million), accounts receivable acquired ($1.4 million), other liabilities ($1.2 million) and the value of the customer list and order backlog assets acquired ($0.4 million).  Additional consideration of $1.6 million was provided on completion of the contractual working capital process.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the PMG acquisition if completed on January 1, 2014 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2015 and December 31, 2014 as follows:
	Year Ended
	December 31,
	2015	2014
	(in thousands)
Net revenue	$1,601,891	$1,527,685
Net income	$243,004	$172,390
Basic earnings per share	$4.14	$2.80
Diluted earnings per share	$4.03	$2.73

MediMedia Pharma Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The acquisition of MediMedia Pharma Solutions has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and liabilities assumed:

February 27,
2015
(in thousands)
Property, plant and equipment	$1,049
Goodwill*	92,084
Customer lists	22,752
Order backlog	2,521
Accounts receivable	5,240
Unbilled Revenue	4,324
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Deferred tax liability	(2,171)
Other liabilities	(5,483)
Net assets acquired	$116,002

Cash consideration	$108,717
Other liabilities assumed**	11,283
Gross cash outflows	120,000
Working capital adjustment	(3,998)
Net cash outflows	$116,002
*
Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry. Goodwill related to the US portion of the business acquired is tax deductible.

**	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities at the acquisition date which have subsequently been discharged.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the MediMedia Pharma Solutions acquisition if completed on January 1, 2014 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2015 and December 31, 2014 as follows:
	Year Ended
	December 31,
	2015	2014
	(in thousands)
Net revenue	$1,581,816	$1,556,936
Net income	$239,361	$179,289
Basic earnings per share	$4.07	$2.92
Diluted earnings per share	$3.97	$2.84

Aptiv Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The acquisition of Aptiv has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:
May 7,
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	125,627
Customer relationships	21,400
Order backlog	7,900
Cash and cash equivalents	3,484
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets	4,180
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,782)
Payments on account	(31,094)
Non-current other liabilities	(11,303)
Loan notes payable**	(17,790)
Net assets acquired	$119,137

Cash consideration	$143,500
Working capital adjustment	(1,964)
141,536
Adjustments to cash consideration**	(22,399)
Net purchase consideration	$119,137

*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
**Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Aptiv Solutions acquisition if completed on January 1, 2013 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2013 and December 31, 2014 as follows:
	Year Ended
	December 31,
	2014	2013
	(in thousands)
Net revenue	$1,543,820	$1,451,682
Net income	$172,508	$101,857
Basic earnings per share	$2.81	$1.67
Diluted earnings per share	$2.73	$1.64